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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments

Madison Mosaic Equity Trust

Investors Fund - September 30, 2011

COMMON STOCK - 96.0%	Shares	Value (Note 1)
Consumer Discretionary - 8.8%
Staples Inc.	62,565	$ 832,114
Target Corp.	32,805	1,608,757
Walt Disney Co./The	19,005	573,191
		3,014,062
Consumer Staples - 13.7%
Coca-Cola Co./The	10,438	705,191
Costco Wholesale Corp.	8,518	699,498
Diageo PLC, ADR	9,043	686,635
Kraft Foods Inc., Class A	28,755	965,593
PepsiCo Inc./NC	26,272	1,626,237
		4,683,154
Energy - 12.4%
Apache Corp.	8,565	687,256
Canadian Natural Resources Ltd.	25,540	747,556
Chevron Corp.	9,632	891,153
Occidental Petroleum Corp.	8,668	619,762
Petroleo Brasileiro S.A., ADR	27,945	627,365
Schlumberger Ltd.	11,424	682,355
		4,255,447
Financials - 18.7%
Bank of New York Mellon Corp./The	40,593	754,624
Berkshire Hathaway Inc., Class B*	17,989	1,277,939
Brookfield Asset Management Inc.	26,790	738,065
Franklin Resources Inc.	9,732	930,768
Markel Corp.*	2,426	866,397
Northern Trust Corp.	17,925	627,016
US Bancorp	51,790	1,219,137
		6,413,946
Health Care - 15.1%
Johnson & Johnson	23,384	1,489,795
Laboratory Corp. of America Holdings*	9,731	769,236
Novartis AG, ADR	18,033	1,005,700
Stryker Corp.	20,905	985,253
UnitedHealth Group Inc.	20,299	936,190
		5,186,174
Industrials - 5.3%
3M Co.	17,342	1,244,982
Jacobs Engineering Group Inc.*	17,515	565,559
		1,810,541
Information Technology - 22.0%
Cisco Systems Inc.	96,374	1,492,833
Google Inc., Class A*	2,933	1,508,677
Intel Corp.	48,455	1,033,545
Microsoft Corp.	70,579	1,756,711
QUALCOMM Inc.	19,110	929,319
Visa Inc., Class A	9,505	814,769
		7,535,854

Total Common Stock (Cost $34,124,550)		32,899,178

Repurchase Agreement - 3.8%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $1,324,353 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $1,298,379 (Cost $1,298,379)		1,298,379

TOTAL INVESTMENTS - 99.8% (Cost $35,422,929)		$34,197,557
NET OTHER ASSETS AND LIABILITIES - 0.2%		59,360
TOTAL ASSETS - 100%		$ 34,256,917
*Non-income producing

Mid-Cap Fund - September 30, 2011

COMMON STOCK - 92.1%	Shares	Value (Note 1)
Consumer Discretionary - 18.8%
Bed Bath & Beyond Inc.*	62,955	$3,607,951
CarMax Inc.*	170,194	4,059,127
Discovery Communications Inc., Class C*	83,893	2,948,839
Liberty Global Inc., Class C*	79,369	2,746,961
Omnicom Group Inc.	94,590	3,484,696
Staples Inc.	230,247	3,062,285
TJX Cos. Inc.	99,025	5,492,917
		25,402,776
Consumer Staples - 4.2%
Brown-Forman Corp., Class B	39,569	2,775,370
McCormick & Co. Inc.	63,740	2,942,238
		5,717,608
Energy - 5.5%
Ensco PLC, ADR	48,155	1,946,907
EOG Resources Inc.	35,762	2,539,459
Noble Corp.*	101,280	2,972,568
		7,458,934
Financials - 25.6%
Arch Capital Group Ltd.*	107,520	3,513,216
Brookfield Asset Management Inc.	223,471	6,156,626
Brown & Brown Inc.	138,685	2,468,593
Glacier Bancorp Inc.	173,986	1,630,249
Leucadia National Corp.	118,910	2,696,879
M&T Bank Corp.	36,919	2,580,638
Markel Corp.*	16,871	6,025,140
Northern Trust Corp.	65,955	2,307,106
T Rowe Price Group Inc.	49,682	2,373,309
WR Berkley Corp.	164,644	4,888,280
		34,640,036
Health Care - 9.4%
DENTSPLY International Inc.	140,284	4,305,316
Laboratory Corp. of America Holdings*	53,842	4,256,210
Techne Corp.	60,176	4,092,570
		12,654,096
Industrials - 12.3%
Copart Inc.*	109,425	4,280,706
IDEX Corp.	119,339	3,718,603
Jacobs Engineering Group Inc.*	110,125	3,555,936
Ritchie Bros Auctioneers Inc.	102,532	2,070,121
Wabtec Corp./DE	58,509	3,093,371
		16,718,737
Information Technology - 9.6%
Amphenol Corp., Class A	53,351	2,175,120
Broadridge Financial Solutions Inc.	195,389	3,935,135
FLIR Systems Inc.	131,448	3,292,772
Western Union Co./The	239,285	3,658,668
		13,061,695
Materials - 6.7%
Ecolab Inc.	97,935	4,788,042
Valspar Corp.	137,278	4,284,447
		9,072,489

Total Common Stock (Cost $119,323,403)		124,726,371

Repurchase Agreement - 7.7%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $10,653,929 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $10,444,980 (Cost $10,444,977)		10,444,977

TOTAL INVESTMENTS - 99.8% (Cost $129,768,380)		$135,171,348
NET OTHER ASSETS AND LIABILITIES - 0.2%		327,183
TOTAL ASSETS - 100%		$135,498,531
*Non-income producing

Disciplined Equity Fund - September 30, 2011

COMMON STOCK - 95.1%	Shares	Value (Note 1)
Consumer Discretionary - 9.8%
Discovery Communications Inc., Class C*	64,850	$ 2,279,477
Omnicom Group Inc.	68,402	2,519,930
Staples Inc.	190,245	2,530,259
Target Corp.	82,075	4,024,958
TJX Cos. Inc.	52,720	2,924,378
Walt Disney Co./The	58,180	1,754,709
		16,033,711
Consumer Staples - 11.6%
Coca-Cola Co./The	31,430	2,123,411
Costco Wholesale Corp.	27,705	2,275,134
Diageo PLC, ADR	44,245	3,359,523
Kraft Foods Inc., Class A	94,060	3,158,535
Nestle S.A., ADR	55,410	3,056,305
PepsiCo Inc./NC	81,500	5,044,850
		19,017,758
Energy - 10.8%
Apache Corp.	33,448	2,683,868
Canadian Natural Resources Ltd.	90,975	2,662,838
Chevron Corp.	37,049	3,427,773
ConocoPhillips	52,265	3,309,420
Occidental Petroleum Corp.	42,625	3,047,687
Schlumberger Ltd.	43,516	2,599,211
		17,730,797
Financials - 13.6%
Berkshire Hathaway Inc., Class B*	60,774	4,317,385
Brookfield Asset Management Inc.	105,985	2,919,887
Franklin Resources Inc.	26,941	2,576,637
M&T Bank Corp.	27,305	1,908,620
Markel Corp.*	8,096	2,891,324
Northern Trust Corp.	120,765	4,224,360
US Bancorp	147,610	3,474,739
		22,312,952
Health Care - 11.3%
Allergan Inc.	21,875	1,802,062
Johnson & Johnson	98,190	6,255,685
Laboratory Corp. of America Holdings*	32,576	2,575,133
Novartis AG, ADR	54,780	3,055,081
Stryker Corp.	62,750	2,957,408
UnitedHealth Group Inc.	42,910	1,979,009
		18,624,378
Industrials - 10.1%
3M Co.	52,798	3,790,368
Copart Inc.*	48,680	1,904,362
Emerson Electric Co.	55,525	2,293,738
Jacobs Engineering Group Inc.*	63,615	2,054,128
Rockwell Collins Inc.	49,900	2,632,724
United Parcel Service Inc., Class B	61,165	3,862,570
		16,537,890
Information Technology - 18.4%
Cisco Systems Inc.	259,815	4,024,535
FLIR Systems Inc.	86,125	2,157,431
Google Inc., Class A*	10,674	5,490,492
Intel Corp.	121,803	2,598,058
International Business Machines Corp.	14,943	2,615,473
Microsoft Corp.	214,525	5,339,527
QUALCOMM Inc.	69,575	3,383,432
Visa Inc., Class A	31,704	2,717,667
Western Union Co./The	134,440	2,055,588
		30,382,203
Materials - 4.3%
Ecolab Inc.	67,000	3,275,630
International Flavors & Fragrances Inc.	30,250	1,700,655
Praxair Inc.	21,680	2,026,647
		7,002,932
Telecommunication Services - 2.3%
AT&T Inc.	132,170	3,769,488

Utilities - 2.9%
NextEra Energy Inc.	87,370	4,719,727

Total Common Stock (Cost $166,059,991)		156,131,836

Repurchase Agreement - 4.7%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $7,791,430 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $7,638,622 (Cost $7,638,620)		7,638,620

TOTAL INVESTMENTS - 99.8% (Cost $173,698,611)		163,770,456
NET OTHER ASSETS AND LIABILITIES - 0.2%		274,397
TOTAL ASSETS - 100%		$ 164,044,853
*Non-income producing

Balanced Fund - September 30, 2011

COMMON STOCK - 61.2%	Shares/ Par Value	Value (Note 1)
Consumer Discretionary - 5.5%
Staples Inc.	11,835	$ 157,405
Target Corp.	6,645	325,871
Walt Disney Co./The	3,445	103,901
		587,177
Consumer Staples - 8.6%
Coca-Cola Co./The	2,185	147,619
Costco Wholesale Corp.	1,549	127,204
Diageo PLC, ADR	1,869	141,913
Kraft Foods Inc., Class A	5,640	189,391
PepsiCo Inc./NC	5,017	310,552
		916,679
Energy - 7.9%
Apache Corp.	1,690	135,606
Canadian Natural Resources Ltd.	4,905	143,569
Chevron Corp.	1,984	183,560
Occidental Petroleum Corp.	1,684	120,406
Petroleo Brasileiro S.A., ADR	5,690	127,741
Schlumberger Ltd.	2,202	131,525
		842,407
Financials - 11.8%
Bank of New York Mellon Corp./The	7,707	143,273
Berkshire Hathaway Inc., Class B*	3,479	247,148
Brookfield Asset Management Inc.	5,005	137,888
Franklin Resources Inc.	2,023	193,481
Markel Corp.*	502	179,279
Northern Trust Corp.	3,347	117,078
US Bancorp	10,055	236,694
		1,254,841
Health Care - 9.8%
Johnson & Johnson	4,870	310,268
Laboratory Corp. of America Holdings*	1,816	143,555
Novartis AG, ADR	3,635	202,724
Stryker Corp.	4,045	190,641
UnitedHealth Group Inc.	4,210	194,165
		1,041,353
Industrials - 3.4%
3M Co.	3,494	250,834
Jacobs Engineering Group Inc.*	3,365	108,656
		359,490
Information Technology - 14.2%
Cisco Systems Inc.	19,409	300,645
Google Inc., Class A*	589	302,970
Intel Corp.	9,865	210,420
Microsoft Corp.	14,055	349,830
QUALCOMM Inc.	3,895	189,414
Visa Inc., Class A	1,915	164,153
		1,517,432

Total Common Stock (Cost $6,621,661)		6,519,379

CORPORATE NOTES AND BONDS - 19.2%
Consumer Discretionary - 0.6%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	55,000	60,450

Consumer Staples - 2.2%
Costco Wholesale Corp., 5.3%, 3/15/12	100,000	102,150
Kraft Foods Inc., 5.625%, 11/1/11	13,000	12,957
Sysco Corp., 5.25%, 2/12/18	100,000	118,620
		233,727
Energy - 4.2%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	55,176
Devon Energy Corp., 6.3%, 1/15/19	100,000	121,404
Marathon Oil Corp., 6%, 10/1/17	100,000	114,429
Valero Energy Corp., 6.875%, 4/15/12	150,000	154,520
		445,529
Financials - 4.6%
Allstate Corp./The, 6.2%, 5/16/14	100,000	111,610
American Express Co., 4.875%, 7/15/13	150,000	157,601
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	110,664
General Electric Capital Corp., 4.8%, 5/1/13	100,000	105,061
		484,936
Health Care - 1.4%
Abbott Laboratories, 5.6%, 11/30/17	125,000	148,750

Industrials - 1.1%
United Parcel Service Inc., 5.5%, 1/15/18	100,000	120,203

Information Technology - 5.1%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	115,411
Hewlett-Packard Co., 4.5%, 3/1/13	100,000	104,357
Oracle Corp., 4.95%, 4/15/13	100,000	106,461
Texas Instruments Inc., 2.375%, 5/16/16	100,000	102,655
Western Union Co./The, 5.93%, 10/1/16	100,000	114,364
		543,248
Total Corporate Notes and Bonds
(Cost $1,918,425)		2,036,843

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.7%
Fannie Mae - 2.4%
4.875%, 5/18/12	150,000	154,050
2.375%, 7/28/15	100,000	105,309
		259,359
Federal Home Loan Bank - 1.6%
5.5%, 8/13/14	150,000	170,743

Freddie Mac - 1.5%
4.875%, 11/15/13	150,000	164,215

U.S. Treasury Note - 9.2%
1%, 4/30/12	75,000	75,393
1.875%, 6/15/12	75,000	75,914
0.625%, 12/31/12	175,000	175,950
0.625%, 1/31/13	175,000	175,984
0.5%, 11/15/13	75,000	75,299
4.25%, 8/15/14	100,000	110,937
3.125%, 10/31/16	125,000	138,272
3.75%, 11/15/18	135,000	156,189
		983,938
Total U.S. Government and Agency Obligations
(Cost $1,505,482)		1,578,255

Repurchase Agreement - 4.4%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $476,292 in Freddie Mac MBS Pool # E99430
due 10/3/11. Proceeds at maturity are $466,951 (Cost $466,951)		466,951

TOTAL INVESTMENTS - 99.5% (Cost $10,512,519)		10,601,428
NET OTHER ASSETS AND LIABILITIES - 0.5%		47,973
TOTAL ASSETS - 100%		$ 10,649,401
*Non-income producing
PLC-Public Limited Company

NorthRoad International Fund - September 30, 2011

COMMON STOCK - 94.5%	Shares	Value (Note 1)
Consumer Discretionary - 4.1%
Reed Elsevier PLC, ADR	973	$ 29,599
WPP PLC, ADR	635	29,242
		58,841
Consumer Staples - 19.3%
Carrefour S.A., ADR	5,370	24,605
Diageo PLC, ADR	576	43,736
Imperial Tobacco Group PLC, ADR	597	40,437
Kao Corp., ADR	1,527	42,870
Nestle S.A., ADR	757	41,755
Tesco PLC, ADR	2,097	37,045
Unilever PLC, ADR	1,485	46,317
		276,765
Energy - 11.4%
ENI SpA, ADR	1,223	42,964
Petroleo Brasileiro S.A., ADR	1,424	31,969
Royal Dutch Shell PLC, ADR	720	44,294
Total S.A., ADR	1,013	44,440
		163,667
Financials - 12.5%
Allianz SE, ADR	3,276	31,146
AXA S.A., ADR	2,102	27,921
Banco Santander S.A., ADR	3,634	29,217
HSBC Holdings PLC, ADR	1,130	42,985
Mitsubishi UFJ Financial Group Inc., ADR	10,728	47,740
		179,009
Health Care - 15.3%
GlaxoSmithKline PLC, ADR	1,143	47,194
Novartis AG, ADR	959	53,483
Roche Holding AG, ADR	1,119	45,306
Sanofi, ADR	1,349	44,247
Teva Pharmaceutical Industries Ltd., ADR	786	29,255
		219,485
Industrials - 5.1%
Schneider Electric S.A., ADR	3,217	35,022
Secom Co. Ltd., ADR	3,147	38,276
		73,298
Information Technology - 9.8%
Canon Inc., ADR	1,009	45,667
Nintendo Co. Ltd., ADR	1,598	29,439
SAP AG, ADR	755	38,218
Telefonaktiebolaget LM Ericsson, ADR	2,870	27,408
		140,732
Materials - 11.7%
Akzo Nobel NV, ADR	812	36,306
BHP Billiton Ltd.-Spon, ADR	478	31,758
CRH PLC, ADR	2,285	35,440
Givaudan S.A., ADR	2,078	32,532
Syngenta AG, ADR*	620	32,159
		168,195
Telecommunication Services - 5.3%
France Telecom S.A., ADR	2,671	43,724
NTT DoCoMo Inc., ADR	1,759	32,119
		75,843

Total Common Stock (Cost $1,613,713)		1,355,838

Repurchase Agreement - 5.3%
With U.S. Bank National Association issued 9/30/11 at 0.01%, due
10/3/11, collateralized by $77,703 in Freddie Mac MBS Pool # E99430
due 9/1/18. Proceeds at maturity are $75,787 (Cost $75,787)		75,787

TOTAL INVESTMENTS - 99.8% (Cost $1,689,500)		1,431,625
NET OTHER ASSETS AND LIABILITIES - 0.2%		3,144
TOTAL ASSETS - 100%		$ 1,434,769
ADR-American Depository Receipt
PLC-Public Limited Company

Madison Institutional Equity Option Fund - September 30, 2011

COMMON STOCK - 86.1%**	Shares	Value (Note 1)

Consumer Discretionary - 12.1%
American Eagle Outfitters Inc.	10,000	$ 117,200
Best Buy Co. Inc.	4,000	93,200
Kohl's Corp.	2,500	122,750
Staples Inc.	6,000	79,800
Target Corp.	2,600	127,504
		540,454
Energy - 3.8%
Apache Corp.	1,000	80,240
Canadian Natural Resources Ltd.	3,000	87,810
		168,050
Financials - 20.7%
Affiliated Managers Group Inc.*	1,200	93,660
American Express Co.	4,000	179,600
Bank of America Corp.	15,000	91,800
Bank of New York Mellon Corp./The	3,500	65,065
Goldman Sachs Group Inc./The	1,200	113,460
Morgan Stanley	9,000	121,500
State Street Corp.	3,900	125,424
Wells Fargo & Co.	5,500	132,660
		923,169
Health Care - 19.1%
Celgene Corp.*	900	55,728
Community Health Systems Inc.*	5,000	83,200
Gilead Sciences Inc.*	4,000	155,200
Laboratory Corp. of America Holdings*	1,500	118,575
Mylan Inc./PA*	5,500	93,500
St Jude Medical Inc.	3,000	108,570
Stryker Corp.	2,600	122,538
Teva Pharmaceutical Industries Ltd., ADR	3,000	111,660
		848,971
Information Technology - 30.4%
Adobe Systems Inc.*	3,800	91,846
Brocade Communications Systems Inc.*	20,000	86,400
Cisco Systems Inc.	10,000	154,900
eBay Inc.*	4,200	123,858
FLIR Systems Inc.	5,000	125,250
Google Inc., Class A*	300	154,314
Hewlett-Packard Co.	4,000	89,800
Microsoft Corp.	8,000	199,120
Symantec Corp.*	7,000	114,100
Visa Inc., Class A	2,500	214,300
		1,353,888

Total Common Stock (Cost $4,791,776)		3,834,532

INVESTMENT COMPANIES - 3.5%
Powershares QQQ Trust Series 1	3,000	157,560

Total Investment Companies (Cost $156,452)		157,560

Repurchase Agreement - 13.0%
With U.S. Bank National Association issued 09/30/11 at 0.01%, due
10/03/11, collateralized by $588,193 in Freddie Mac MBS Pool # E99430
due 09/01/18. Proceeds at maturity are $576,658 (Cost $576,657)		576,657

TOTAL INVESTMENTS - 102.6% (Cost $5,524,885)		4,568,749
NET OTHER ASSETS AND LIABILITIES - 0.1%		2,940
TOTAL CALL OPTIONS WRITTEN - (2.7%)		(119,984)
TOTAL ASSETS - 100%		$ 4,451,705
*Non-income producing ** All or a portion of these securities position represent cover (directly or through conversion rights) for outstanding options written.
ADR-American Depository Receipt

Call Options Written
Underlying Security	Contracts	Expiration	Strike Price	Market Value
Affiliated Managers Group Inc.	12	December 2011	90.00	$ 4,980
American Express Co.	40	January 2012	50.00	8,080
Apache Corp.	10	January 2012	110.00	900
Bank of America Corp.	100	December 2011	9.00	1,150
Brocade Communications Systems Inc.	41	October 2011	6.00	185
Canadian Natural Resources Ltd.	30	January 2012	40.00	1,500
Celgene Corp.	9	January 2012	57.50	6,953
Cisco Systems Inc.	50	January 2012	17.50	2,900
eBay Inc.	42	October 2011	31.00	4,515
FLIR Systems Inc.	50	April 2012	27.00	13,000
Gilead Sciences Inc.	40	January 2012	42.00	6,980
Goldman Sachs Group Inc./The	10	January 2012	135.00	935
Kohl's Corp.	25	January 2012	52.50	7,188
Laboratory Corp. of America Holdings	15	February 2012	87.50	4,725
Microsoft Corp.	80	January 2012	27.50	6,040
Mylan Inc./PA	55	January 2012	24.00	963
Powershares QQQ Trust Series 1	30	October 2011	54.00	4,065
St Jude Medical Inc.	30	April 2012	47.50	2,325
Stryker Corp.	26	January 2012	50.00	6,695
Symantec Corp.	70	April 2012	18.00	10,080
Target Corp.	26	April 2012	55.00	5,499
Teva Pharmaceutical Industries Ltd.	30	March 2012	45.00	3,015
Visa Inc.	25	January 2012	87.50	17,313
Total Call Options Written (Premiums received $171,630)				$ 119,984

  Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP").  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2011 in valuing the funds’ investments carried at fair value:
	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2011
Investors Fund
Common Stocks	$ 32,899,178	$ -	$ -	$ 32,899,178
Repurchase Agreement		1,298,379		1,298,379
	$ 32,899,178	$ 1,298,379	$ -	$ 34,197,557
Mid-Cap Fund
Common Stocks	$ 124,726,371	$ -	$ -	124,726,371
Repurchase Agreement		10,444,977		10,444,977
	$ 124,726,371	$ 10,444,977	$ -	$ 35,171,348
Disciplined Equity Fund
Common Stocks	$ 156,131,836	$ -	$ -	156,131,836
Repurchase Agreement		7,638,620		7,638,620
	$ 156,131,836	$ 7,638,620	$ -	163,770,456
Balanced Fund
Common Stocks	$ 6,519,379	$ -	$ -	$ 6,519,379
Corporate Notes and Bonds		2,036,843		2,036,843
U.S. Government and Agency Obligations		1,578,255		1,578,255
Repurchase Agreement		466,951		466,951
	$ 6,519,379	$ 4,082,049	$ -	$ 10,601,428
NorthRoad International Fund
Common Stocks	$ 1,355,838	$ -	$ -	$ 1,355,838
Repurchase Agreement		75,787		75,787
	$ 1,355,838	$ 75,787	$ -	$ 1,431,625
Madison Institutional Equity Option Fund
Assets:
Common Stocks	$ 3,834,532	$ -	$ -	$ 3,834,532
Investment Companies	157,560			157,560
Repurchase Agreement		576,657		576,657
	$ 3,992,092	$ 576,657	$ -	$ 4,568,749
Liabilities:
Written Options	$ 119,984	$ -	$ -	$ 119,984
	$ 119,984	$ -	$ -	$ 119,984

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, and  the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2011.

The Funds adopted guidance regarding enhanced disclosures about funds' derivative and hedging activities.  Management has determined that there is no impact on the financial statements of the Funds held in the Trust as they did not hold derivative financial instruments during the year.

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
for as hedging instruments	Liabilities Location		Liabilities Location
Equity contracts		$-	Options Written	$119,984

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 23, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 23, 2011